UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Regis Management Company, LLC
Address:  300 Hamilton Avenue, Suite 400
          Palo Alto, CA  94301

Form 13F File Number:    28-11606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert F.X. Burlinson
Title:    Chief Investment Officer
Phone:    (650) 838-1030

Signature, Place and Date of Signing:
     Robert F.X. Burlinson         Palo Alto, CA       May 11, 2007
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total:      146,089 (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER            TITLE    CUSIP     VALUE      SHARES     INV. DISC.   OTHER     VOTING
                           OF                X1000                              MGR       AUTH
                          CLASS
                                                                                          SOLE
Berkshire Hathaway        Commo  846701086   $2,507     23             Sole               23
                          n
Canadian Superior Energy  Commo  136644101   $5,742     2,260,50       Sole               2,260,500
                          n                             0
Candela Corporation       Commo  1369071022  $6,278     543,100        Sole               543,100
                          n
Constellation     Copper  Commo  1036T2092   $7,501     6,551,48       Sole               6,551,485
Corporation               n                             5
CrossTex Energy           Commo  US22765U10  $4,021      111,692       Sole                111,692
                          n      25
Eastern Platinum          Commo  CA27685510  $3,766     1,762,10       Sole               1,762,100
                          n      38                     0
Energy Transfer Partners  Commo  9273R1095   $5,191     82,941         Sole               82,941
                          n
Enterprise Products       Commo  937921078   $4,402      135,667       Sole                135,667
                          n
Fairfax        Financial  Commo  039011026   $9,549      41,423        Sole                41,423
Holdings                  n
Gabriel Resources         Commo  CA36197010  $2,451      695,000       Sole                695,000
                          n      61
High  River  Gold  Mines  Commo  2979J1075   $8,365     3,831,70       Sole               3,831,700
LTD                       n                             0
ishares  Goldman   Sachs  Commo  464287374   $1,521      14,486        Sole                14,486
Nat Resource Index        n
Ishares    Trust    FTSE  Commo  464287184   $7,352      71,777        Sole                71,777
Xinhau   HK   China   25  n
Index FD
Ishares Trust MSCI Japan  Commo  US46428684  $2,010      137,950       Sole                137,950
                          n      87
Magellan       Midstream  Commo  US55907R10  $2,516      86,015        Sole                86,015
Holdings                  n      86
Occidental     Petroleum  Commo  674599105   $7,395      149,966       Sole                149,966
Corporation               n
Paladin Resources NL      Commo  00000PDN8   $5,655      725,000       Sole                725,000
                          n
Peets Coffee & Tea        Commo  US70556010  $92         3,332         Sole                3,332
                          n      06
Plains    All   American  Commo  265031051   $7,759      131,539       Sole                131,539
Pipeline                  n
Proquest Company          Commo  4346P1021   $4,996      549,017       Sole                549,017
                          n
Regency Energy Partners   Commo  US75885Y10  $1,673      62,430        Sole                62,430
                          n      73
Sabina Silver             Commo  CA78527110  $2,846     1,034,70       Sole               1,034,700
                          n      75                     0
Sankyo Co. LTD Gunma      Commo  JP33264100  $9,216      209,300       Sole                209,300
                          n      02
Sega Sammy Holdings       Commo  JP34190500  $27,664    1,215,00       Sole               1,215,000
                          n      04                     0
Targa Resources           Commo  US87611X10  $801        25,000        Sole                25,000
                          n      54
Templeton Dragon Fund     Commo  88018T101   $766        33,700        Sole                33,700
                          n
U308 Corp                 Commo  CA90341510  $4,053      926,300       Sole                926,300
                          n      71



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